As filed with the Securities and Exchange Commission September 11, 2008.

Registration Nos.

33-32704
811-05980

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No _____	☐

Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 44	☒

(Check appropriate box or boxes)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Copies of all communications to:

Brandon J. Cage	Jeffrey S. Puretz, Esq.
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, California 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 15, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY

4.	Condensed Financial Information	FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE INVESTMENT ADVISER; ADDITIONAL INFORMATION

6.	Deductions and Expenses	CHARGES, FEES AND DEDUCTIONS

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY; THE CONTRACT; OTHER OPTIONAL RIDERS; MORE ABOUT THE CONTRACT

8.	Annuity Period	ANNUITY PERIOD

9.	Death Benefit	THE CONTRACT-Death Benefit; -Death of Owner

10.	Purchases and Contract Values	THE CONTRACT-Investments; -Allocation of Investments; -Accumulated Value; -Determination of Accumulated Value

11.	Redemptions	THE CONTRACT-Transfers and Market-timing Restrictions; -Full and Partial Withdrawals; -Preauthorized Scheduled Withdrawals

12.	Taxes	FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	GENERAL INFORMATION AND HISTORY

18.	Services	GENERAL INFORMATION AND HISTORY -SAFEKEEPING OF ASSETS

19.	Purchase of Securities Being Offered	DISTRIBUTION OF THE CONTRACT

20.	Underwriters	DISTRIBUTION OF THE CONTRACT

21.	Calculation of Performance Data	PERFORMANCE INFORMATION

22.	Annuity Payments	Not Applicable; in Prospectus.

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 33-32704, Accession No. 0000892569-08-000655, filed on April 24, 2008, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 33-32704, Accession No. 0000892569-08-000655, filed on April 24, 2008, and incorporated by reference herein.)

Supplement dated September 15, 2008 to the Prospectus dated May 1, 2008 for the
Pacific Select Variable Annuity variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “’us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2008, as supplemented. The changes in this supplement are effective October 1, 2008 unless otherwise noted below.

The AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY section is amended as follows:

The Optional Riders—Optional Living Benefit Riders subsection is amended to include the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. See the OTHER OPTIONAL RIDERS—General Information—Investment Allocation Requirements section in this supplement.

Automatic Income Builder Rider

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 7% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life. If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract year without reducing your Protected Payment Base. Once a withdrawal is taken, regardless of your age when the withdrawal occurred, the 0.10% increase in the withdrawal percentage will no longer be applied. Any previously added 0.10% increase in the withdrawal percentage will be locked in and will remain a part of your total withdrawal percentage. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Automatic Reset, Owner-Elected Resets and Reset Date are described in the OTHER OPTIONAL RIDERS—Automatic Income Builder Rider section in this supplement.)

This Rider is called the Guaranteed Withdrawal Benefit III Rider in the Contract’s Rider.

Flexible Lifetime Income Plus Rider

This optional Rider lets you, before the Annuity Date, withdraw between 5% and 6% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life. This Rider also provides an Annual Credit of 7% to your Protected Payment Base and Remaining Protected Balance, for up to a 10 year period (provided you do not take any withdrawals during this period), which can increase the amount you may withdraw in future years. The Annual Credit is not added to your Contract Value. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider section of this supplement.)

This Rider is called the Guaranteed Withdrawal Benefit Rider in the Contract’s Rider.

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage
• Automatic Income Builder Rider Charge*	0.85%	1.50%
• Flexible Lifetime Income Plus Rider Charge**	0.85%	1.50%

* If you buy the Automatic Income Builder Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS—Automatic Income Builder Rider section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

** If you buy the Flexible Lifetime Income Plus Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see OTHER OPTIONAL RIDERS—Flexible Lifetime Income Plus Rider section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Footnote 7 is replaced with the following:

Only one Flexible Lifetime Income Plus, Foundation 10, Automatic Income Builder, Flexible Lifetime Income, Lifetime Income Access Plus, Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GIA Plus, GIA 5, or GIA II Rider may be owned or in effect at the same time. Only one GPA 3, GPA 5, or GPA Rider may be owned or in effect at the same time.

The Examples subsection is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2007. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the Flexible Lifetime Income Plus, GPA 3 and GIA II Riders. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2007. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the

Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,236	$2,571	$3,860	$7,427
Minimum†	$716	$996	$1,210	$2,037

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,236	$2,121	$3,590	$7,427
Minimum†	$716	$546	$940	$2,037

•	If you did not surrender, nor annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$696	$2,121	$3,590	$7,427
Minimum†	$176	$546	$940	$2,037

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The CONTRACT section is amended to include the following:

Custom Model

The Custom Model program allows you, with the help of your financial professional, to create your own asset allocation model that will comply with the Investment Allocation Requirements for certain optional living benefit Riders. (See OTHER OPTIONAL RIDERS—General Information—Investment Allocation Requirements.) You will create your own model using the parameters listed below.

Parameters. To create your model, you may select Investment Options from the 4 Groups (Groups A, B, C and D) listed below. You must allocate at least 25% into each of Groups A, B, and C. You may not allocate more than 15% into any one Investment Option within Group A, B, or C. Group D is optional and you are not required to allocate any part of your Purchase Payment or Contract Value to this Group. If you choose to allocate your Purchase Payment or Contract Value to Group D, you are allowed to allocate more than 15% to any one Investment Option within Group D. Allocation percentages among the Groups must total 100%. The model you create will be automatically rebalanced on a quarterly basis.

Example: Assume a $100,000 Purchase Payment. Following the parameters and using the Investment Options listed from the Groups below, you may allocate your Purchase Payment as follows:

•	Group A—15% to Diversified Bond, 10% to Managed Bond and 5% to Money Market,

•	Group B—15% to Focused 30, 10% to Small-Cap Index, 10% to Mid-Cap Growth, 5% to Large-Cap Growth and 5% to Large-Cap Value, and

•	Group C—10% to International Value, 10% to International Large-Cap and 5% to Emerging Markets.

The total allocated is 100%: Group A = 30%, Group B = 45% and Group C = 25%. If you want to include all 4 groups when creating your model, you could adjust your allocation percentages in Groups A, B and C and allocate up to 25% to any combination of the Investment Options in Group D. Keep in mind that you may select any Investment Option within a Group and the allocation percentages among the Groups must total 100%.

Group A - Fixed Income
Short Duration Bond	Money Market	Managed Bond	Floating Rate Loan
High Yield Bond	Inflation Managed	Diversified Bond

Group B - U.S. Equity
Small-Cap Growth Diversified Research	Long/Short Large-Cap Equity	Equity Index American Funds Growth-Income	Small-Cap Index American Funds Growth
Large-Cap Value Large-Cap Growth Comstock	Growth LT Small-Cap Value Mid-Cap Growth	Focused 30 Multi-Strategy Small-Cap Equity	Mid-Cap Equity Main Street Core

Group C - International & Sectors
International Value	International Small-Cap	Technology	Health Sciences
International Large-Cap	Emerging Markets	Real Estate

Group D - Asset Allocation Investment Options
BlackRock Global	AllianceBernstein VPS	Franklin Templeton
Allocation V.I. Fund	Balanced Wealth	VIP Founding Funds
	Strategy Portfolio	Allocation Fund

You may make transfers between Investment Options within a particular Group or from one Group to another Group as long as you follow the Custom Model parameters. Transfers made will be subject to any transfer and market timing restrictions (See The CONTRACT—Transfers and Market-timing Restrictions in the Prospectus). Subsequent Purchase Payments will be allocated according to your current model allocation instructions. Any withdrawals must be made on a pro-rata basis from each of the Investment Options you selected for your model.

You may terminate your participation in the Custom Model program at any time. However, if you own an optional living benefit rider and do not allocate your entire Contract Value to another asset allocation model or Investment Options we make available for the Riders, your Rider will terminate. If you allocate any subsequent Purchase Payment or Contract Value inconsistent with the Custom Model parameters, make transfers between Investment Options outside the Custom Model parameters, or do not make a withdrawal on a pro-rata basis, you will no longer be participating in the Custom Model program and your Rider will terminate. Work with your financial professional and consider your options before making any Investment Option transfers. Any changes in the allocation percentages due to market performance will not be a violation of the program, since the model you created will automatically be rebalanced on a quarterly basis.

We are under no contractual obligation to continue this program and have the right to terminate or change the Custom Model program at any time.

The Transfers and Market-timing Restrictions—Transfers subsection is amended to include the following:

Only 2 transfers in any calendar month may involve the BlackRock Global Allocation V.I. Fund Class III Investment Option.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges section is amended to include the following:

Automatic Income Builder Rider Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, or full annuitization of the Contract or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

Flexible Lifetime Income Plus Rider Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of the Contract or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Investment Allocation Requirements subsection is replaced with the following:

At initial purchase and during the entire time that you own an optional living benefit Rider (except for GIA II), you must allocate your entire Contract Value to an asset allocation program or Investment Options we make available for these Riders. You may allocate your Contract Value according to the following requirements:

• 100% to one allowable Asset Allocation Model, OR

• 100% among allowable Investment Options.

Currently, the allowable Asset Allocation Models and Investment Options are as follows:

Allowable Asset Allocation Models	Allowable Investment Options

Portfolio Optimization Model A	BlackRock Global Allocation V.I. Fund
Portfolio Optimization Model B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Portfolio Optimization Model C	Franklin Templeton VIP Founding Funds Allocation Fund
Portfolio Optimization Model D
Portfolio Optimization Model E
Custom Model

You may transfer your entire Contract Value between an allowable Asset Allocation Model and allowable Investment Options, between allowable Asset Allocation Models or between allowable Investment Options. Keep in mind that you must allocate your entire Contract Value to either one allowable Asset Allocation Model or among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Asset Allocation Models—Portfolio Optimization. You may transfer your entire Contract Value to a different Portfolio Optimization Model without affecting your Rider. However, if you change the allocation percentages within the Portfolio Optimization Model you have selected, you will no longer be participating in the Portfolio Optimization program and your Rider will terminate. See The CONTRACT—Portfolio Optimization section in the Prospectus for information about the program.

Allowable Asset Allocation Models—Custom Model. You may also make transfers between the Investment Options available under the Custom Model program as long as you follow the Custom Model parameters. However, if you make transfers or change the allocation percentages within your Custom Model and they do not comply with the Custom Model parameters, you will no longer be participating in the Custom Model program and your Rider will terminate. See The CONTRACT—Custom Model section of this supplement for information about the program.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, or when we believe a change is necessary to protect our ability to provide the guarantees under these riders. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

We will send you written notice in the event any transaction made by you will involuntarily cause the Rider to terminate for failure to invest according to the Investment Allocation Requirements. However, you will have 10 Business Days after the date of our written notice (“10 day period”), to instruct us to take appropriate corrective action to continue participation in an allowable asset allocation program or allowable Investment Options to continue the Rider.

The Multiple Rider Ownership subsection is replaced with the following:

Only one Flexible Lifetime Income Plus, Foundation 10, Automatic Income Builder, Flexible Lifetime Income, Lifetime Income Access Plus, Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GIA Plus, GIA 5, or GIA II Rider may be owned or in effect at the same time. Only one GPA 3, GPA 5, or GPA Rider may be owned or in effect at the same time.

All references to rider exchanges concerning the riders listed in the table below are replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN
Income Access Rider	Flexible Lifetime Income Foundation 10 Flexible Lifetime Income Plus Automatic Income Builder	On any Contract Anniversary.

Income Access Plus Rider	Income Access Flexible Lifetime Income Foundation 10 Flexible Lifetime Income Plus Automatic Income Builder	On any Contract Anniversary.

Lifetime Income Access Plus Rider	Income Access Flexible Lifetime Income Foundation 10 Flexible Lifetime Income Plus Automatic Income Builder	On any Contract Anniversary.

Flexible Lifetime Income Rider	Income Access Flexible Lifetime Income Flexible Lifetime Income Plus	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Foundation 10 Rider	Income Access	On any Contract Anniversary.

	Flexible Lifetime Income Flexible Lifetime Income Plus Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus Rider	Income Access Flexible Lifetime Income Plus	On any Contract Anniversary.

	Foundation 10 Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Automatic Income Builder Rider	Income Access	On any Contract Anniversary.

	Foundation 10 Flexible Lifetime Income Flexible Lifetime Income Plus	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange. No more than one exchange may be elected each Contract Year.

The following withdrawal benefit riders are added:

Automatic Income Builder Rider

Purchasing the Automatic Income Builder Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Automatic Income Builder Rider Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (”Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) is age 59 1/2 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) is younger than age 59 1/2 when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

How the Automatic Income Builder Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract Year without reducing your Protected Payment Base.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

On or prior to the date of the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) the withdrawal percentage is determined as follows based on the oldest Designated Life’s age (or youngest Annuitant in the case of a Non-Natural Owner):

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken on or after age 59 1/2, the withdrawal percentage will automatically increase according to the table above based on age as of the most recent Contract Anniversary.

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken prior to age 59 1/2, the withdrawal percentage will be 5.0% until the Remaining Protected Balance is depleted and will remain unchanged unless a Reset occurs. Once a Reset occurs, the withdrawal percentage will be the withdrawal percentage that corresponds to the age at the time of the first withdrawal following such Reset.

There is an opportunity for an increase in the withdrawal percentage. The withdrawal percentage in the table above will increase by 0.10% for each Rider year a withdrawal is not taken beginning on the later of the Contract Anniversary following the Owner’s age 59 1/2 or the Rider Effective Date. In addition, the increase in the withdrawal percentage will still be included as you reach a new age band (for example, if you have already taken a withdrawal and at age 69 your withdrawal percentage is 5.4%, then your withdrawal percentage would be 6.4% the Contract Anniversary immediately after you turn 70). However, once a withdrawal is taken, regardless of the Owner’s age when the withdrawal is taken, no further increase in the withdrawal percentage will be available and eligibility for the increase cannot be reinstated with a Reset.

The withdrawal percentage, including any 0.10% increase, will not be reduced as a result of a reset.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount payments will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% federal tax penalty.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduces the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the increase in the withdrawal percentage cannot be reinstated with a Reset once a withdrawal is taken. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries. If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is 59 1/2 when a reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

Any 0.10% increase to the withdrawal percentage previously added will apply but no further increases to the withdrawal percentage will be added.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see The CONTRACT — Death Benefit section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

If this Rider is terminated as a result of having any portion of the Contract Value no longer allocated according to the Investment Allocation Requirements, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available).

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples assume a 7% return after deduction for optional rider expenses and Separate Account expenses (7% net return), unless otherwise noted below. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 — Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = Withdrawal percentage multiplied by the Protected Payment Base = 5% × $100,000 = $5,000

Example #2 — Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	No withdrawals taken.

•	Automatic reset at Beginning of Contract Years 2 and 3.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5.0% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, the withdrawal percentage is increased to 5.1%. Additionally, because at the Beginning of Contract Year 2, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 2 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 2 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $10,557 (5.1% of the reset Protected Payment Base).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $307,000 ($207,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $15,657 (5.1% of the Protected Payment Base after the Purchase Payment.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 — Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 3 and 5.

•	Automatic reset at Beginning of Contract Years 2, 3, 4, 5 and 6.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490
Activity		$19,932	$324,062	$321,490	$0	$301,558
4	Prior to Automatic Reset		$324,062	$321,490	$19,932	$301,558
4	After Automatic Reset		$324,062	$324,062	$20,092	$324,062
5	Prior to Automatic Reset		$346,746	$324,062	$20,092	$324,062
5	After Automatic Reset		$346,746	$346,746	$21,498	$346,746
Activity		$21,498	$349,520	$346,746	$0	$325,248
6	Prior to Automatic Reset		$349,520	$346,746	$21,498	$325,248
6	After Automatic Reset		$349,520	$349,520	$21,670	$349,520

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($19,932):

(a) the Protected Payment Base remains unchanged; and

(b) the Remaining Protected Balance is reduced by the amount of the withdrawal to $301,558 ($321,490 − $19,932).

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $20,092 (6.2% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $21,498 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 5 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($21,498):

(c) the Protected Payment Base remains unchanged; and

(d) the Remaining Protected Balance is reduced by the amount of the withdrawal to $325,248 ($346,746 − $21,498).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $21,670 (6.2% of the reset Protected Payment Base).

Example #4 — Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 68

•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Years 3 and 5.

•	Automatic resets at Beginning of Contract Years 2, 3, 4, 5 and 6.

Beginning			Contract	Protected	Protected	Remaining
of Contract	Purchase		Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance
1	$100,000		$100,000	$100,000	$5,000	$100,000
Activity	$100,000		$200,000	$200,000	$10,000	$200,000
2	Prior to Automatic Reset		$207,000	$200,000	$10,200	$200,000
2	After Automatic Reset		$207,000	$207,000	$10,557	$207,000
Activity	$100,000		$307,000	$307,000	$15,657	$307,000
3	Prior to Automatic Reset		$321,490	$307,000	$19,034	$307,000
3	After Automatic Reset		$321,490	$321,490	$19,932	$321,490
Activity		$30,000	$313,994	$311,491	$0	$291,490
4	Prior to Automatic Reset		$313,994	$311,491	$19,313	$291,490
4	After Automatic Reset		$313,994	$313,994	$19,468	$313,994
5	Prior to Automatic Reset		$335,974	$313,994	$19,468	$313,994
5	After Automatic Reset		$335,974	$335,974	$20,830	$335,974
Activity		$100,000	$259,492	$257,423	$0	$235,974
6	Prior to Automatic Reset		$259,492	$257,423	$15,961	$235,974
6	After Automatic Reset		$259,492	$259,492	$16,089	$259,492

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

Since the Owner reached age 70 and no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, the withdrawal percentage is increased to 6.2%. Additionally, because at the Beginning of Contract Year 3, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 3 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 3 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,932 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 exceeded the Protected Payment Amount immediately prior to the withdrawal ($19,932), the Protected Payment Base is reduced to $311,491 and the Remaining Protected Balance is reduced to $291,490. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $10,068 (Total withdrawal amount – Protected Payment Amount; $30,000 − $19,932=$10,068).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 3.11% ($10,068 ÷ ($343,994 − $19,932); $10,068 ÷ $324,062 = 0.0311 or 3.11%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $311,491 (Protected Payment Base × (1-ratio); $321,490 × (1-3.11%); $321,490 × 96.89% = $311,491.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $292,179 (Remaining Protected Balance – Protected Payment Amount) × (1-ratio); ($321,490 − $19,932) × (1-3.11%); $301,558 × 96.89% = $292,179).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $291,490 (Remaining Protected Balance – total withdrawal amount; $321,490 − $30,000 = $291,490).

Therefore, since $291,490 (total withdrawal amount method) is less than $292,179 (proportionate method) the new Remaining Protected Balance is $291,490.

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $19,468 (6.2% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $20,830 (6.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 5 exceeded the Protected Payment Amount immediately prior to the withdrawal ($20,830), the Protected Payment Base is reduced to $257,423 and the Remaining Protected Balance is reduced to $235,974. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $79,170 (Total withdrawal amount – Protected Payment Amount; $100,000 − $20,830 = $79,170).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 23.38% ($79,170 ÷ ($359,492 − $20,830); $79,170 ÷ $338,662 = 0.2338 or 23.38%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $257,423 (Protected Payment Base × (1-ratio); $335,974 × (1-23.38%); $335,974 × 76.62% = $257,423.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $241,463 (Remaining Protected Balance – Protected Payment Amount) × (1-ratio); ($335,974 − $20,830) × (1-23.38%); $315,144 × 76.62% = $241,463).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $235,974 (Remaining Protected Balance – total withdrawal amount; $335,974 − $100,000 = $235,974).

Therefore, since $235,974 (total withdrawal amount method) is less than $241,463 (proportionate method) the new Remaining Protected Balance is $235,974.

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,089 (6.2% of the reset Protected Payment Base).

Example #5 — RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007 Contract Anniversary				$100,000	$5,000	$98,125
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008 Contract Anniversary				$100,000	$5,000	$90,500

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007 Contract Anniversary				$100,000	$5,000	$96,125
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal during exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount – Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base x (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance – Protected Payment Amount) x (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance – total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 — Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Owner’s age on Rider Effective Date = 65

•	No subsequent Purchase Payments are received.

•	Withdrawals, are taken each Contract Year:

•	Equal to 5% of the Protected Payment Base in Contract Years 1-5 (age 65-69)

•	Equal to 6% of the Protected Payment Base in Contract Years 6-20 (age 70-84)

•	Equal to 7% of the Protected Payment Base in Contract Years 21-35 (age 85-99)

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	Assumes 3% net return

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance
1	$5,000	$98,000	$100,000	$5,000	$95,000
2	$5,000	$95,944	$100,000	$5,000	$90,000
3	$5,000	$93,818	$100,000	$5,000	$85,000
4	$5,000	$91,633	$100,000	$5,000	$80,000
5	$5,000	$89,382	$100,000	$5,000	$75,000
6	$6,000	$86,063	$100,000	$6,000	$69,000
7	$6,000	$82,645	$100,000	$6,000	$63,000
8	$6,000	$79,124	$100,000	$6,000	$57,000
9	$6,000	$75,498	$100,000	$6,000	$51,000
10	$6,000	$71,763	$100,000	$6,000	$45,000
11	$6,000	$67,916	$100,000	$6,000	$39,000
12	$6,000	$63,953	$100,000	$6,000	$33,000
13	$6,000	$59,872	$100,000	$6,000	$27,000
14	$6,000	$55,668	$100,000	$6,000	$21,000
15	$6,000	$51,338	$100,000	$6,000	$15,000
16	$6,000	$46,878	$100,000	$6,000	$9,000
17	$6,000	$42,285	$100,000	$6,000	$3,000
18	$6,000	$37,553	$100,000	$6,000	$0,000
19	$6,000	$32,680	$100,000	$6,000	$0
20	$6,000	$27,660	$100,000	$6,000	$0
21	$7,000	$21,490	$100,000	$7,000	$0
22	$7,000	$15,135	$100,000	$7,000	$0
23	$7,000	$8,589	$100,000	$7,000	$0
24	$7,000	$1,847	$100,000	$7,000	$0
25	$7,000	$0	$100,000	$7,000	$0
26	$7,000	$0	$100,000	$7,000	$0
27	$7,000	$0	$100,000	$7,000	$0
28	$7,000	$0	$100,000	$7,000	$0
29	$7,000	$0	$100,000	$7,000	$0
30	$7,000	$0	$100,000	$7,000	$0
31	$7,000	$0	$100,000	$7,000	$0
32	$7,000	$0	$100,000	$7,000	$0
33	$7,000	$0	$100,000	$7,000	$0
34	$7,000	$0	$100,000	$7,000	$0
35	$7,000	$0	$100,000	$7,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal: (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no increases are added to the withdrawal percentage due to delaying withdrawals.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5%, 6% and 7% of the Protected Payment Base, respectively, will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Flexible Lifetime Income Plus Rider

Purchasing the Flexible Lifetime Income Plus Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Flexible Lifetime Income Plus Rider Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount—The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner is age 59 1/2 or older (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner is younger than age 59 1/2 (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Annual Credit—An amount added to the Protected Payment Base and Remaining Protected Balance.

Reset Date—Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

How the Flexible Lifetime Income Plus Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount each contract year, regardless of market performance, until the Rider terminates. Withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. This Rider also provides for an amount (an ”Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount), then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. The addition of an Annual Credit will increase the Protected Payment Base and the Remaining Protected Balance by the amount of the Annual Credit. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

The withdrawal percentage is determined according to the table below based on the oldest Owner’s age (or youngest Annuitant in the case of a Non-Natural Owner) at rider effective date or the most recent Reset Date, whichever is later. The withdrawal percentages are as follows:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 – 74	5.0%
75 and older	6.0%

If you purchase the Rider before you reach 75 years of age, a Reset is required to receive the higher withdrawal percentage once you are 75 years of age.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Flexible Lifetime Income Plus Rider Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in this Prospectus.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD Withdrawal amount.

See the FEDERAL TAX ISSUES—Qualified Contracts—General Rules—Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,

•	the Contract will cease to provide any death benefit, and

•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% federal tax penalty.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date or the most recent Reset Date, whichever is later.

The Annual Credit is equal to 7% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date or the most recent Reset Date, whichever is later, and

•	the cumulative Purchase Payments received after the Rider Effective Date or most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal, unless an Automatic Reset or Owner Elected Reset occurs. If such a Reset occurs, your eligibility for the Annual Credit will be reinstated as of the Reset Date.

Annual Credits will not increase your cost basis and, when distributed, may be recognizable as taxable ordinary income. The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. Eligibility for any Annual Credit, the limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date and after any annual credit is applied, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero. If the Remaining Protected Balance is zero when the Owner dies, this Rider will terminate.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If an election to reset is made, whether by an Automatic Reset or an Owner-Elected Reset, then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is 59 1/2 when reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see The CONTRACT — Death Benefit section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

Flexible Lifetime Income Plus Rider Sample Calculations:

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples assume a 7% return after deduction for optional rider expenses and Separate Account expenses (7% net return), unless otherwise noted below. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 — Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 — Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	No withdrawals taken.

•	No automatic resets or Owner-elected resets.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $14,000 (7% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $214,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $10,700 (5% of the Protected Payment Base on that Contract Anniversary).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 — Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 2, 3 and 4.

•	Automatic resets at Beginning of Contract Years 4 and 5.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000
Activity		$10,700	$210,790		$214,000	$0	$203,300
3			$210,790	$0	$214,000	$10,700	$203,300
Activity		$10,700	$214,845		$214,000	$0	$192,600
4	(Prior to Automatic Reset)		$214,845	$0	$214,000	$10,700	$192,600
4	(After Automatic Reset)		$214,845	$0	$214,845	$12,890	$214,845
Activity		$12,890	$216,994		$214,845	$0	$201,955
5	(Prior to Automatic Reset)		$216,994	$0	$214,845	$12,890	$201,955
5	(After Automatic Reset)		$216,994	$0	$216,994	$13,019	$216,994

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,700):

(e) the Protected Payment Base remains unchanged; and

(f) the Remaining Protected Balance is reduced by the amount of the withdrawal to $203,300 ($214,000 −$10,700).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,700):

(g) the Protected Payment Base remains unchanged; and (h) the Remaining Protected Balance is reduced by the amount of the withdrawal to $192,600 ($203,300 −$10,700).

(h) the Remaining Protected Balance is reduced by the amount of the withdrawal to $192,600 ($203,300 −$10,700).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $12,890 (6% of the reset Protected Payment Base).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($12,890):

(i) the Protected Payment Base remains unchanged; and the Remaining Protected Balance is reduced by the amount of the withdrawal to $201,955 ($214,845 −$12,890).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $13,019 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Years 2, 3 and 4, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 5, eligibility for the annual credit will again apply.

Example #4 — Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	Youngest Owner’s Age = 74 on the Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Automatic reset at Beginning of Contract Year 4.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance
1	$100,000		$100,000	$0	$100,000	$5,000	$100,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000
2			$207,000	$14,000	$214,000	$10,700	$214,000
Activity		$15,000	$206,490		$209,634	$0	$199,000
3			$206,490	$0	$209,634	$10,481	$199,000
4	(Prior to Automatic Reset)		$220,944	$0	$209,634	$10,481	$199,000
4	(After Automatic Reset)		$220,944	$0	$220,944	$13,256	$220,944

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $10,700), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490

•	Protected Payment Base = $214,000

•	Remaining Protected Balance = $214,000

•	Protected Payment Amount = $10,700 (5% × Protected Payment Base; 5% × $214,000 = $10,700)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $10,700 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $4,300 (Total withdrawal amount − Protected Payment Amount; $15,000 − $10,700 = $4,300).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 2.04% ($4,300 ÷ ($221,490 − $10,700); $4,300 ÷ $210,790 = 0.0204 or 2.04%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $209,634 (Protected Payment Base × (1-ratio); $214,000 × (1-2.04%); $214,000 × 97.96% = $209,634.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $199,152 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($214,000 − $10,700) × (1-2.04%); $203,300 × 97.96% = $199,152).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $199,000 (Remaining Protected Balance − total withdrawal amount; $214,000 − $15,000 = $199,000).

Therefore, since $199,000 (total withdrawal amount method) is less than $199,152 (proportionate method) the new Remaining Protected Balance is $199,000.

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $209,634 = $10,481), less cumulative withdrawals during that Contract Year ($15,000), but not less than zero).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4 – After Automatic Reset). Additionally, the reset took place after the Owner reached age 75. As a result, the Protected Payment Amount is equal to $13,256 (6% of the reset Protected Payment Base).

Since withdrawals occurred during Contract Year 2, annual credits are not applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since a reset occurred at the beginning of Contract Year 4, eligibility for the annual credit will again apply.

Example #5 — RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006				$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal during exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount − Protected Payment Amount; $4,000 − $1,250=$2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #6 — Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	No subsequent Purchase Payments are received.

•	Owner is age 59 1/2 or older when the first withdrawal was taken

•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.

•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

•	Assumes 3% net return

				Protected	Protected	Remaining
Contract		End of Year	Annual	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Credit	Base	Amount	Balance
1	$5,000	$96,489	$0	$100,000	$5,000	$95,000
2	$5,000	$94,384	$0	$100,000	$5,000	$90,000
3	$5,000	$92,215	$0	$100,000	$5,000	$85,000
4	$5,000	$89,982	$0	$100,000	$5,000	$80,000
5	$5,000	$87,681	$0	$100,000	$5,000	$75,000
6	$5,000	$85,311	$0	$100,000	$5,000	$70,000
7	$5,000	$82,871	$0	$100,000	$5,000	$65,000
8	$5,000	$80,357	$0	$100,000	$5,000	$60,000
9	$5,000	$77,768	$0	$100,000	$5,000	$55,000
10	$5,000	$75,101	$0	$100,000	$5,000	$50,000
11	$5,000	$72,354	$0	$100,000	$5,000	$45,000
12	$5,000	$69,524	$0	$100,000	$5,000	$40,000
13	$5,000	$66,610	$0	$100,000	$5,000	$35,000
14	$5,000	$63,608	$0	$100,000	$5,000	$30,000
15	$5,000	$60,517	$0	$100,000	$5,000	$25,000
16	$5,000	$57,332	$0	$100,000	$5,000	$20,000
17	$5,000	$54,052	$0	$100,000	$5,000	$15,000
18	$5,000	$50,674	$0	$100,000	$5,000	$10,000
19	$5,000	$47,194	$0	$100,000	$5,000	$5,000
20	$5,000	$43,610	$0	$100,000	$5,000	$0
21	$5,000	$39,918	$0	$100,000	$5,000	$0
22	$5,000	$36,115	$0	$100,000	$5,000	$0
23	$5,000	$32,199	$0	$100,000	$5,000	$0
24	$5,000	$28,165	$0	$100,000	$5,000	$0
25	$5,000	$24,010	$0	$100,000	$5,000	$0
26	$5,000	$19,730	$0	$100,000	$5,000	$0
27	$5,000	$15,322	$0	$100,000	$5,000	$0
28	$5,000	$10,782	$0	$100,000	$5,000	$0
29	$5,000	$6,105	$0	$100,000	$5,000	$0
30	$5,000	$1,288	$0	$100,000	$5,000	$0
31	$5,000	$0	$0	$100,000	$5,000	$0
32	$5,000	$0	$0	$100,000	$5,000	$0
33	$5,000	$0	$0	$100,000	$5,000	$0
34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Effective November 1, 2008, the following subsections of the Foundation 10 Rider and Flexible Lifetime Income Rider are amended.

The Withdrawal of Protected Payment Amount subsection is replaced with the following:

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount each Contract Year without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The fourth paragraph (“If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate”) of the Depletion of Remaining Protected Balance is replaced with the following:

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount

Example #4 in the Appendices titled “Foundation 10 Rider Sample Calculations” and “Flexible Lifetime Income Rider Sample Calculations” are replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base x (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000).

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.

Effective November 1, 2008, the following subsections of the Income Access Rider are amended.

References to withdrawals in excess of the Protected Payment Amount in the Withdrawal of Protected Payment Amount subsection are replaced with the following:

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) causes the total amount withdrawn during the Contract Year to exceed the Protected Payment Amount, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount

Example #4 in the Appendix titled “Income Access Rider Sample Calculations” is replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $7,000 (7% × Protected Payment Base; 7% × $100,000 = $7,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $7,000 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the greater of: zero or the Protected Payment Amount less cumulative withdrawals for the Contract Year prior to the withdrawal. Numerically, the excess withdrawal amount is $5,000 (Total withdrawal amount − Protected Payment Amount less cumulative withdrawals for the Contract Year prior to the withdrawal; $12,000 − ($7,000 − $0) = $5,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − the greater of: zero or the Protected Payment Amount less cumulative withdrawals for the Contract Year prior to the withdrawal). Numerically, the ratio is 6.41% ($5,000 ÷ ($85,000 − ($7,000 − $0))); $5,000 ÷ $78,000 = 0.0641 or 6.41%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $93,590 (Protected Payment Base × (1-ratio); $100,000 × (1-6.41%); $100,000 × 93.59% = $93,590.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is first reduced by the greater of: zero or the Protected Payment Amount less cumulative withdrawals for the Contract Year prior to the withdrawal. Then that result is multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $87,038.70 (Remaining Protected Balance − Protected Payment Amount less cumulative withdrawals for the Contract Year prior to the withdrawal) × (1-ratio); ($100,000 − ($7,000 − $0)) × (1-6.41%); $93,000 × 93.59% = $87,038.70).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000).

Therefore, since $87,038.70 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $87,038.70.

Form No.: PSVASUP908

Prsrt Std
U.S. Postage
Paid
Santa Ana CA
Permit #15

PACIFIC LIFE LOGO

Mailing address:
Pacific Life Insurance Company
P.O. Box 2378
Omaha, NE 68103-2378

ADDRESS SERVICE REQUESTED

Supplement dated September 15, 2008 to the Statement of Additional Information dated May 1, 2008 for the
Pacific Select Variable Annuity variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Statement of Additional Information dated May 1, 2008, as supplemented. The changes in this supplement are effective October 1, 2008 unless otherwise noted below.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Investment Allocation Requirements subsection is replaced with the following:

At initial purchase and during the entire time that you own an optional living benefit Rider (except for GIA II), you must allocate your entire Contract Value to an asset allocation program or Investment Options we make available for these Riders. You may allocate your Contract Value according to the following requirements:

•	100% to one allowable Asset Allocation Model, OR

•	100% among allowable Investment Options.

Currently, the allowable Asset Allocation Models and Investment Options are as follows:

Allowable Asset Allocation Models	Allowable Investment Options

Portfolio Optimization Model A	BlackRock Global Allocation V.I. Fund
Portfolio Optimization Model B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
Portfolio Optimization Model C	Franklin Templeton VIP Founding Funds Allocation Fund
Portfolio Optimization Model D
Portfolio Optimization Model E
Custom Model

You may transfer your entire Contract Value between an allowable Asset Allocation Model and allowable Investment Options, between allowable Asset Allocation Models or between allowable Investment Options. Keep in mind that you must allocate your entire Contract Value to either one allowable Asset Allocation Model or among the allowable Investment Options. If you do not allocate your entire Purchase Payment or Contract Value according to the requirements above, your Rider will terminate.

Allowable Asset Allocation Models—Portfolio Optimization. You may transfer your entire Contract Value to a different Portfolio Optimization Model without affecting your Rider. However, if you change the allocation percentages within the Portfolio Optimization Model you have selected, you will no longer be participating in the Portfolio Optimization program and your Rider will terminate. See THE CONTRACT—Portfolio Optimization section in the Prospectus for information about the program.

Allowable Asset Allocation Models—Custom Model. You may also make transfers between the Investment Options available under the Custom Model program as long as you follow the Custom Model parameters. However, if you make transfers or change the allocation percentages within your Custom Model and they do not comply with the Custom Model parameters, you will no longer be participating in the Custom Model program and your Rider will terminate. See THE CONTRACT—Custom Model section in the Prospectus for information about the program.

Allowable Investment Options. You may allocate your entire Contract Value among any of the allowable Investment Options listed in the table above.

By adding an optional living benefit Rider to your Contract, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Contract. We reserve the right to add, remove or change allowable asset allocation programs or allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, or when we believe a change is necessary to protect our ability to provide the guarantees under these riders. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Contract Value to maintain your rider benefits. If you do not reallocate your Contract Value your rider will terminate.

Effective November 1, 2008, the following subsections of the Lifetime Income Access Plus Rider are amended.

References to withdrawals in excess of the Protected Payment Amount in the Withdrawal of Protected Payment Amount subsection are replaced with the following:

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Depletion of Remaining Protected Balance subsection is amended as follows:

The fourth paragraph (“If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate”) of the Depletion of Remaining Protected Balance is replaced with the following:

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the withdrawal will be treated as an excess withdrawal and the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal that exceeds the Protected Payment Amount

Effective November 1, 2008, the following subsections of the Income Access Plus Rider are amended.

References to withdrawals in excess of the Protected Payment Amount in the Withdrawal of Protected Payment Amount subsection are replaced with the following:

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See the Sample below for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The Termination subsection is amended as follows:

The first set of bullets is amended to include the following:

•	the day the Contract Value is reduced to zero as a result of a withdrawal that exceeds the Protected Payment Amount.

Effective November 1, 2008, Example #4 in the Appendix titled “Lifetime Income Access Plus Rider & Income Access Plus Rider Sample Calculations” is replaced with the following:

Sample

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $85,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $100,000

•	Protected Payment Amount = $5,000 (5% × Protected Payment Base; 5% × $100,000 = $5,000)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $12,000 was taken, which exceeds the Protected Payment Amount of $5,000. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount prior to the withdrawal. Numerically, the excess withdrawal amount is $7,000 (Total withdrawal amount − Protected Payment Amount prior to the withdrawal; $12,000 − $5,000 = $7,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − the Protected Payment Amount prior to the withdrawal). Numerically, the ratio is 8.75% ($7,000 ÷ ($85,000 − $5,000)); $7,000 ÷ $80,000 = 0.0875 or 8.75%.

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $91,250 (Protected Payment Base × (1-ratio); $100,000 × (1-8.75%); $100,000 × 91.25% = $91,250.

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount prior to the withdrawal. Then that result is multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $86,687.50 (Remaining Protected Balance − Protected Payment Amount prior to the withdrawal) × (1-ratio); ($100,000 − $5,000) × (1-8.75%); $95,000 × 91.25% = $86,687.50.

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,000 (Remaining Protected Balance − total withdrawal amount; $100,000 − $12,000 = $88,000.)

Therefore, since $86,687.50 (proportionate method) is less than $88,000 (total withdrawal amount method) the new Remaining Protected Balance is $86,687.50.

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

          (a) Financial Statements

              Part A:

              Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2007 and for each of the periods presented which are incorporated by reference from the 2007 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

          (b) Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account.[1]

	(b)	Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account.[1]

	(c)	Memorandum dated September 16, 1994 authorizing establishment of Equity and Bond and Income Variable Accounts[1]

	(d)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios[1]

	(e)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers[20]

4.	(a)	Form of Individual Flexible Premium Variable Accumulation Deferred Annuity Contract, Form 90-53[1]

	(b)	Deferred Annuity Contract, Form AP9230-1[1]

	(c)	Guaranteed Death Benefit Rider[1]

	(d)	Individual Retirement Annuity Rider (Form No. 20-18900)[11]

	(e)	Pension Plan Rider[1]

	(f)	Required Distributions for Compliance with Section 72(S) Rider[1]

	(g)	Endorsement (Preauthorized Withdrawal Feature)[1]

	(h)	Endorsement (Distribution of In-Kind Securities)[1]

	(i)	Free Look Sticker ST-43[1]

	(j)	Minimum Guaranteed Death Benefit and Terminal Illness Waiver Endorsement E-93-9053[1]

	(k)	Changes to Contract Endorsement E1-95-9053[1]

	(l)	Required Distributions for Compliance with Section 72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553[1]

	(m)	403(b) Tax Sheltered Annuity Rider[10]

	(n)	Section 457 Plan Rider R-95-457[1]

	(o)	Qualified Plan Loan Endorsement[1]

	(p)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

	(q)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

	(r)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[9]

	(s)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[12]

	(t)	Qualified Retirement Plan Rider[10]

	(u)	(1) Income Access Rider (Form No. 20-19808)[12]

(2) Form of Income Access Rider (Form No. 20-1104)[14]

(3) Income Access Endorsement (Form No. 15-1122)[18]

(4) Form of Excess Withdrawal Endorsement (Form No. 15-1152C)[24]

	(v)	Guaranteed Income Advantage (GIA) Rider (Form No. 20-15100)[13]

	(w)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[14]

	(x)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[14]

	(y)	Guaranteed Income Annuity Rider (Form No. 20-1118)[15]

	(z)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[15]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[18]

(3) Form of Excess Withdrawal Endorsement (Form No. 15-1152E)

	(aa)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[19]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-1152A)

	(bb)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[21]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-1152)[24]

	(cc)	Form of Guaranteed Protection Advantage 3 Rider (Form No. 20-1145)[22]

	(dd)	(1)Form of Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[22]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-1152)[24]

	(ee)	Form of Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153)[24]

	(ff)	Form of Guaranteed Withdrawal Benefit Rider (Form No. 20-1154)[24]

5.	(a)	Application Form for Individual Flexible Premium Variable[3]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. 55-16600)[9]

	(c)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[12]

	(d)	Form of Income Access Rider Request (Form No. 2315-3A)[12]

	(e)	Form of Guaranteed Income Advantage (GIA) Rider Request (Form No. 1209-1A)[13]

	(f)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[15]

	(g)	Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[17]

	(h)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B)[20]

6.	(a)	Pacific Life’s Articles of Incorporation[3]

	(b)	By-laws of Pacific Life[3]

	(c)	Pacific Life’s Restated Articles of Incorporation[20]

	(d)	By-laws of Pacific Life As Amended September 1, 2005[20]

7.	Form of Reinsurance Agreement[23]

8.	(a)	Pacific Select Fund Participation Agreement[8]

	(b)	Addendum to the Pacific Select Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[8]

	(c)	Addendum to the Pacific Select Fund Participation Agreement (to add nine new Portfolios)[8]

	(d)	Addendum to the Pacific Select Fund Participation Agreement (to add the Equity Income and Research Portfolios)[10]

	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company[16]

	(f)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[20]

	(g)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[24]

	(h)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[24]

	(i)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[24]

	(j)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[24]

	(k)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[24]

	(l)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[24]

9.	Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered[1]

10.	(a)	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[23]

	(b)	Consent of Dechert Price & Rhoads[1]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[23]

[1]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-002451 filed on December 7, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-01-500102 filed on April 26, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 033-32704, Accession No. 0000898430-01-503114 filed on October 25, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-002148 filed on December 18, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-001019 filed on April 30, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/A, File No. 033-32704, Accession No. 0000892569-04-000886 filed on October 15, 2004 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000892569-05-000273 filed on April 22, 2005 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000892569-05-000442 filed on June 15, 2005 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/A, File No. 033-32704, Accession No. 0000892569-05-000568 filed on August 2, 2005 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000892569-06-000531 filed on April 18, 2006 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/A, File No. 033-60833, as Exhibit 4(v), Accession No. 0000892569-06-001252, filed on October 19, 2006 and incorporated by reference herein.

[22]	Included in Registrant’s Form N-4/A, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

[23]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000892569-08-000655, filed on April 24, 2008, and incorporated by reference herein.

[24]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life

James T. Morris	Director, Chairman, President and Chief Executive Officer

Khanh T. Tran	Director, Executive Vice
President and Chief Financial
Officer

Sharon A. Cheever	Director, Senior Vice President
and General Counsel

Audrey L. Milfs	Director, Vice President and
Corporate Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Gerald W. Robinson	Executive Vice President
Denis P. Kalscheur	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.
     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Montauk TriGuard Partners III LP#	Delaware	30
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
Kierland One, LLC	Delaware	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.#	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.#	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	England	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
29141 Statutory Trust	Delaware	100
MAPF Holdings LLC	Delaware	20 (approx.)
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisitions (Bermuda) Ltd.	Bermuda	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisitions (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aviation Services (Bermuda) Ltd.	Bermuda	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100

#	Abbreviated structure

+	A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 27. Number of Contractholders

Pacific Select Variable Annuity-Approximately	10,068 Qualified
14,256 Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 43 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 11th day of September, 2008.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman, President and Chief Executive	September 11, 2008
James T. Morris*	Officer

	Director, Executive Vice President and	September 11, 2008
Khanh T. Tran*	Chief Financial Officer

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	September 11, 2008

	Director, Vice President and Corporate	September 11, 2008
Audrey L. Milfs*	Secretary

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	September 11, 2008

Brian D. Klemens*	Vice President and Controller	September 11, 2008

Gerald W. Robinson*	Executive Vice President	September 11, 2008

*By:	/s/ SHARON A. CHEEVER Sharon A. Cheever	September 11, 2008
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 42 of the Registration Statement filed on Form N-4 for Pacific Select Variable Annuity Separate Account, File No. 033-32704, Accession No. 0000892569-08-000655, filed on April 24, 2008, as Exhibit 13.)